Victory Pioneer Strategic Income VCT Portfolio Investment Strategy - Victory Pioneer Strategic Income VCT Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. Derivative investments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. The Fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. The Fund’s investment adviser allocates the Fund’s investments among the following three segments of the debt markets:◼Below-investment-grade (high yield or “junk bond”) securities of U.S. and non-U.S. issuers◼Investment-grade securities of U.S. issuers◼Investment-grade securities of non-U.S. issuersThe Adviser’s allocations among the segments of the debt markets depend upon its outlook for economic, interest rate, and political trends. At any given time, the Fund may have a substantial amount of its assets in any one of such segments. The Fund may invest in securities of issuers in any market capitalization range, industry, or market sector.The Fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities; debt securities of U.S. and non-U.S. corporate issuers (including convertible debt); mortgage-related securities, including commercial mortgage-backed securities (“CMBS”), collateralized mortgage obligations (“CMOs”), credit risk transfer securities and “sub-prime” mortgages; and asset-backed securities. The Fund may invest a substantial portion of its assets in asset-backed securities and mortgage-related securities, including CMBS, CMOs and other mortgage-related securities issued by private issuers. The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).The Fund may invest in securities of any maturity and maintains an average portfolio maturity which varies based upon the judgment of the Fund’s investment adviser. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due. The Fund’s investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind, and auction rate features.Depending upon the Adviser’s allocation among market segments, up to 70% of the Fund’s total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the adviser. Up to 20% of the Fund’s total assets may be invested in debt securities rated below CCC by Standard & Poor’s Financial Services LLC or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser. The Fund’s investments in debt securities rated below investment grade may include securities that are in default. The Fund may invest in floating rate loans, subordinated debt securities, insurance-linked securities, and municipal securities. The Fund may also invest in Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked debt securities.Up to 85% of the Fund’s total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets.The Fund may invest up to 20% of its total assets in equity securities, including common stocks, preferred stocks, rights, warrants, depositary receipts, securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in equity securities, and equity interests in real estate trusts (“REITs”).The Fund may, but is not required to, use derivatives, such as credit default swaps, credit default swap index products (“CDX”) (swaps based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds), forward foreign currency exchange contracts, and bond and interest rate futures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund also may hold cash or other short-term investments.The Adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity, rating, sector, and country weightings of the portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector, and issuer diversification.